Subsequent Events (Detail Textuals) - Subsequent Event - USD ($)	1 Months Ended
	Feb. 28, 2019	Feb. 01, 2019	Jan. 31, 2019
Pharmaceuticals International, Inc. Agreement
Subsequent Event [Line Items]
Estimated initial payment for contract			$ 72,500
RRD International Agreement
Subsequent Event [Line Items]
Amount of payments due under the contract			78,680
Amount of pass through expenses and consulting fees			$ 22,000
2nd Draw on Multi Draw Credit Facility
Subsequent Event [Line Items]
Value of warrants issued		$ 2,000,000
Number of warrants issued		2,500,000
Warrant exercise price		$ 0.50
Noramco Agreement
Subsequent Event [Line Items]
Upfront payment	$ 146,386